Average Annual Total Returns - Transamerica Janus Mid-Cap Growth VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	19.20%	15.26%	10.59%	Mar. 01, 1993	18.93%	14.98%	10.32%	May 01, 2003	35.59%	[1]	18.66%	[1]	15.04%	[1]

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